Note 3 - Expenses from Ordinary Activities - Schedule of Expenses from Ordinary Activities (Details) - AUD ($)		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Statement Line Items [Line Items]
Employee expenses		$ 17,629,577	$ 14,404,282	$ 18,644,047
Depreciation on fixed assets		10,528,013	5,481,399	4,762,643
Employee expenses (non R&D related)		10,528,013	5,481,399	4,762,643
Foreign exchange gain		(90,123)	(259,433)	(261,152)
Employee expense [member]
Statement Line Items [Line Items]
Employee expenses	[1]	2,956,231	2,424,781	2,456,230
Depreciation on fixed assets		1,080,014	1,046,530	515,803
Employee expenses (non R&D related)		1,080,014	1,046,530	515,803
Other expense 1 [member]
Statement Line Items [Line Items]
Employee expenses	[1]	14,936,123	12,107,024	16,187,817
Depreciation on fixed assets		548,956	520,142	1,028,638
Employee expenses (non R&D related)		548,956	520,142	1,028,638
Depreciation on fixed assets [member]
Statement Line Items [Line Items]
Depreciation on fixed assets		3,546	28,307	35,344
Employee expenses (non R&D related)		3,546	28,307	35,344
Depreciation on leased assets [member]
Statement Line Items [Line Items]
Depreciation on fixed assets		111,990	111,408	112,185
Employee expenses (non R&D related)		111,990	111,408	112,185
Consultant and director expense [member]
Statement Line Items [Line Items]
Depreciation on fixed assets		1,478,743	652,260	321,000
Employee expenses (non R&D related)		1,478,743	652,260	321,000
Assurance expense [member]
Statement Line Items [Line Items]
Depreciation on fixed assets		216,882	460,254	241,828
Employee expenses (non R&D related)		216,882	460,254	241,828
Corporate compliance [member]
Statement Line Items [Line Items]
Depreciation on fixed assets		840,428	780,320	790,350
Employee expenses (non R&D related)		840,428	780,320	790,350
Insurance expense [member]
Statement Line Items [Line Items]
Depreciation on fixed assets		633,424	549,408	676,219
Employee expenses (non R&D related)		633,424	549,408	676,219
Rental expense [member]
Statement Line Items [Line Items]
Depreciation on fixed assets		10,633	(2,253)	(9,674)
Employee expenses (non R&D related)		10,633	(2,253)	(9,674)
Share-based expense [member]
Statement Line Items [Line Items]
Depreciation on fixed assets		4,493,021	979,920	881,950
Employee expenses (non R&D related)		4,493,021	979,920	881,950
Corporate advisory expense [member]
Statement Line Items [Line Items]
Depreciation on fixed assets		1,110,376	355,100	169,000
Employee expenses (non R&D related)		$ 1,110,376	$ 355,100	$ 169,000

[1]	Research and development expenses mainly consist of expenses paid for contracted research and development activities conducted by third parties on behalf of the Group.